Subsequent Events	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events

a)Subsequent to June 30, 2019, the Partnership repurchased 0.2 million of its common units for $3.3 million.

b)On August 13, 2019, the Partnership's 50/50 joint venture with China LNG Shipping (Holdings) Limited (or the Yamal LNG Joint Venture), took delivery of its fourth ARC7 LNG carrier newbuilding, the Vladimir Voronin. The vessel concurrently commenced its 27-year charter contract with Yamal Trade Pte. Ltd.